Fair Value Measurements - Schedule of Warrant Liabilities, Change in Using Black Scholes to Monte Carlo Simulation Assumptions (Details) (FaceBank Group, Inc Pre-Merger) (10-K)	Sep. 29, 2020 $ / shares shares	Apr. 23, 2020 $ / shares shares	Apr. 02, 2020 $ / shares shares	Mar. 31, 2020 Integer $ / shares	Mar. 30, 2020 $ / shares shares	Dec. 31, 2019 Integer $ / shares shares	Dec. 31, 2018 Integer $ / shares shares
Exercise Price	$ 3.06	$ 9.00	$ 7.74
Fair value assumption, warrant Contractual term (years)		3 years	5 years
Number of subsidiary warrants outstanding | shares	217,357	55,172	142,118
FaceBank Group, Inc Pre-Merger [Member]
Exercise Price				$ 5.00	$ 7.74	$ 0.75	$ 0.75
Stock price - subsidiary						$ 0.02	$ 0.22
Discount applied						0.00%	50.00%
Fair value of stock price						$ 0.00	$ 0.09
Fair value assumption, warrant Contractual term (years)					5 years
Number of subsidiary warrants outstanding | shares					142,118	48,904,037	48,904,037
FaceBank Group, Inc Pre-Merger [Member] | Risk Free Interest Rate [Member]
Fair value of warrant liability, measurement input, percentage | Integer						1.62	2.49
FaceBank Group, Inc Pre-Merger [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)						3 years 29 days	4 years 29 days
FaceBank Group, Inc Pre-Merger [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage | Integer				0		0.00	0.00
FaceBank Group, Inc Pre-Merger [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage | Integer						83.7	86.5